THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
A rollforward of reserves for theatre and other closure

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Beginning balance	$61,344	$62,935	$65,471	$73,852
Theatre and other closure expense—continuing operations	5,823	2,381	4,191	7,449
Theatre and other closure expense—discontinued operations	—	—	7,562	—
Transfer of lease liability	(53)	994	(697)	571
Net book value of abandoned and other property dispositions	—	—	—	(485)
Foreign currency translation adjustment	(286)	405	(38)	(511)
Cash payments	(11,665)	(5,371)	(13,554)	(15,405)

Ending balance	$55,163	$61,344	$62,935	$65,471